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Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN  55101-2098
www.securian.com
651.665.3500


                                                                [SECURIAN LOGO]






September 8, 2009



Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549-4644

RE: Post-Effective Amendment Number 6 pursuant to Rule 485(a)
    Minnesota Life Individual Variable Universal Life Account
    File Numbers:  333-144604 and 811-22093


Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-6 for the above-referenced Minnesota Life Individual Variable Universal Life Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission pursuant to the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"). In that regard, the Registrant requests that this filing become effective November 9, 2009.

The Registration Statement is being amended to reflect the addition of the Guaranteed Insurability Option as an optional benefit under the policy. A marked courtesy copy has been provided under separate cover. This filing is made in conjunction with a "clone" product, the Minnesota Life Individual Variable Univeral Life Account (File No. 333-148646). Our intention is to have the two registration statements be identical, with the exception of the underlying funds offered in the separate account and the compensation paid for distribution of the product. If at all possible, we would appreciate any staff comments that would address both products.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4593.

Sincerely,

/s/Timothy E. Wuestenhagen

Timothy E. Wuestenhagen
Senior Policyowner Tax Counsel

TEW:tmy


Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.